Supplementary cash flow information - Interest and income taxes paid and received (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash Flow Statement [Abstract]
Interest paid	$ 129,133	$ 102,180
Interest received	62,604	87,153
Income taxes paid	$ 603,370	$ 740,325